Share-Based Compensation - Summary of Key Assumptions for Options Granted (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) yr $ / shares	Dec. 31, 2021 USD ($) yr $ / shares
ESPP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price during the period	$ 1.86
Grant date share price	$ 1.86
Dividend yield	0.00%
Forfeiture rate	0.03%
Weighted average fair value of options granted during the period | $	$ 0.71
Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price during the period	$ 3.57	$ 13.8
Option life | yr	10	10
Expected early exercise multiple		2.2
Dividend yield	0.00%	0.00%
Weighted average fair value of options granted during the period | $	$ 2.06	$ 10.6
Bottom of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeiture rate	3.00%	3.00%
Bottom of range | ESPP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk-free interest rate	1.50%
Expected volatility	51.10%
Option life | yr	0.5
Bottom of range | Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date share price	$ 0.75	$ 4.3
Risk-free interest rate	1.90%	1.20%
Expected volatility	61.40%	60.50%
Expected early exercise multiple	2.2
Forfeiture rate	3.00%	3.00%
Top of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeiture rate	9.60%	9.60%
Top of range | ESPP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk-free interest rate	2.70%
Expected volatility	55.40%
Option life | yr	2.0
Top of range | Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date share price	$ 4.91	$ 23.3
Risk-free interest rate	3.10%	1.70%
Expected volatility	61.80%	62.20%
Expected early exercise multiple	2.8
Forfeiture rate	9.60%	9.60%